Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity File Number	000-11882
Entity Registrant Name	B2Digital, Incorporated
Entity Central Index Key	0000725929
Entity Tax Identification Number	84-0916299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4522 West Village Drive
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33624
City Area Code	(813)
Local Phone Number	961-3051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false